Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,775,000
Previously Paid Amount	0.00
Total Fee Amount	2,178.53
Total Offset Amount	0.00
Net Fee	2,178.53
Narrative - Max Aggregate Offering Price	$ 15,775,000
Final Prospectus	true